Subsequent Events	6 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

In accordance with ASC topic 855, Subsequent Events, which established general standards of accounting for and disclosure of events that occur after the balance sheet date but before consolidated and combined financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2025, up through the date the Company issued the unaudited consolidated and combined financial statements.

On February 26, 2026, K-Tech Solutions Company Limited (the “Company”) entered into a memorandum of understanding (the “Memorandum of Understanding”) with Boardware Intelligence Technology Limited, the shares of which are listed on the Hong Kong Stock Exchange Limited (stock code: 1204) (“Boardware”), to establish cooperation framework in the development of Boardware’s Brain Computing Interface projects, the Barco Ecosystem and Barco hardware wearables.

On February 26, 2026 , K-Mark Technology Ltd, a subsidiary of K-Tech Solutions Company Limited (the “Company”) incorporated in Hong Kong, entered into a strategic joint venture agreement and a supplemental joint venture agreement (together the “Joint Venture Agreements”), respectively, with Aurora AZ Energy Ltd. (“Aurora”), a company incorporated in Calgary, Canada, to form a joint venture to develop, own, finance, construct, operate and maintain crypto mining, artificial intelligence, and high-performance computing data centers. The joint venture will launch at Aurora’s flagship site in Alberta, where the partnership is structured across several phases that together establish a roadmap to deploy over 100MW and up to 500MW of IT capacity.